Label	Element	Value
Hilton Tactical Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hilton Tactical Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hilton Tactical Income Fund (the “Fund”) primarily seeks income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary investment objective of capital appreciation consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 01, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund Fees and Expenses" include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including investments in money market funds. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund's financial statements and the information presented in the table will differ from that presented in the Fund's financial highlights included in the Fund's reports to shareholders.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example -
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund utilizes a disciplined approach to balancing fixed income investments with historically higher income producing equity investments, with a focus on minimizing risk and volatility. The Fund’s subadviser, Hilton Capital Management, LLC (“Hilton” or “Subadviser”) generally seeks to mitigate portfolio risk and volatility by creating a diversified portfolio of income producing securities that offer the potential for capital appreciation but also may invest in options to attempt to hedge volatility and portfolio risks. The securities in which the Fund may invest include domestic and foreign, including emerging markets, common and preferred stocks of any market capitalization, closed-end funds and exchange-traded funds (“ETFs”), master limited partnerships (“MLPs”), real estate investment trusts (“REITs”), and a variety of debt instruments of any maturity, including corporate bonds, exchange-traded notes (“ETNs”), municipal bonds, and securities issued, backed or otherwise guaranteed by the U.S. government, or its agencies, including securities issued by U.S. government sponsored entities. The Fund shall invest no more than 25% of its total assets in securities of MLPs.

The Subadviser’s investment process begins by looking at various global macro-economic factors such as fiscal/monetary policy, interest rates, geo-political risks, inflation, commodity pricing, government policies and general business conditions. For the Fund’s equity portfolio, the Subadviser reviews a broad array of possible income-producing investments and then analyzes company-specific fundamental research to understand a company’s dividend policy, relative value and balance sheet. Investments are selected for the Fund’s portfolio that demonstrate stable and consistent cash flow, strong underlying asset value, competitive advantages and management teams with demonstrable positive track records.

The Subadviser manages the Fund’s fixed income portfolio by first considering a long-term strategic investment view and then buying and selling fixed income securities opportunistically in response to short-term market, economic, political, and other developments. The objective of the Subadviser’s fixed income portfolio strategy is to generate higher income than would be expected from traditional intermediate-term fixed income investments, such as U.S. government bonds. As a result, the Fund may invest up to 30% in high yield debt securities or “junk bonds” (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by Standard & Poor’s Rating Service, Inc. (“S&P”) or lower than Baa3 by Moody’s Investors Service, Inc. or, if unrated, determined by the Subadviser to be of comparable quality). The Fund may invest in fixed income securities of any duration and may include foreign bonds that meet the Subadvisor’s investment criteria.

The Subadviser’s investment team has the flexibility to change the Fund’s asset allocation to reflect its outlook on market conditions and may reallocate the Fund’s investments between asset classes in an attempt to improve the Fund’s total return and reduce volatility. Volatility in the markets provides the Subadviser with the opportunity to benefit the Fund from perceived pricing dislocations that may occur during periods of market distress. The Subadviser makes asset allocation adjustments based on a combination of bottom-up/top-down fundamental analysis and relative value analysis among capital market instruments within the target asset classes.

The Fund may invest in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for (i) temporary defensive purposes in response to adverse market, economic or political conditions and (ii) cash flow flexibility.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Subadviser’s Investment Strategy Risk — While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund or that the Subadviser will identify the opportunities correctly. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective.

Equity Securities Risk — Investments in publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

Preferred Stock Risk — A preferred stock has characteristics of a bond and a common stock. It may offer the higher yield of a bond and has priority over common stock in the receipt of dividends or in any residual assets after payment to creditors should the issuer be dissolved. However, it does not have the same seniority as a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock is subject to many of the risks associated with debt instruments, including interest rate risk. As interest rates rise, the value of preferred stocks is likely to decline. In addition, preferred stocks may not pay a dividend; an issuer may suspend payment of dividends on preferred stocks, may call or redeem its preferred stock, or convert it to common stock at any time.

Real Estate Investment Risk — Real estate securities, including REITs, are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a REIT is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and non-diversification resulting from being invested in a limited group of properties. REITs receive favorable tax treatment only if they meet certain conditions, including the requirement that they distribute at least 90% of their taxable income.

Other Investment Companies (including ETFs) Risk— By investing in another investment company, including an ETF, the Fund becomes a shareholder of that investment company and as a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses of the Fund’s own operations. As a shareholder, the Fund must rely on the other investment company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in other investment companies. If the other investment company fails to achieve its investment objective, the value of the Fund’s investment will not perform as expected, thus affecting the Fund’s performance . In addition, because shares of closed-end investment companies and ETFs are listed and traded on national stock exchanges, their shares may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, depending on the demand in the market, the Fund may not be able to liquidate its holdings in closed-end investment companies and ETFs at an optimal price or time, which may adversely affect the Fund’s performance.

Credit Risk — The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund net asset value and performance. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk.

Debt Instrument Risk — The value of debt instruments may increase or decrease as a result of the following: market fluctuations; changes in interest rates; actual or perceived inability of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments; or illiquidity in debt securities markets. Debt instruments are also impacted by political, regulatory, market and economic developments that impact the market in general and specific economic sectors, industries or segments of the fixed income market. In general, rising interest rates lead to a decline in the value of debt securities and debt securities with longer durations tend to be more sensitive to interest rate changes usually making their prices more volatile than those of securities with shorter durations. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall. Declining interest rates may lead to prepayment of obligations and cause reduced rates of return due to reinvestment of interest and principal payments at lower interest rates.

Exchange-Traded Note Risk — The value of an exchange-traded note may be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying securities’ markets (if applicable), changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, exchange traded notes are unsecured debt of the issuer and would lose value if the issuer goes bankrupt.

High Yield Debt Securities Risk — Securities rated below investment grade, otherwise known as “junk bonds,” generally involve greater risk of default or price changes than other types of fixed-income securities due to uncertainty regarding an issuer’s continuing ability to make principal and interest payments. Junk bonds are considered primarily speculative and may be difficult to sell at the time and price the Fund desires. Junk bonds may have greater transaction costs and wider bid/ask spreads and their values can have significant volatility and may decline significantly over short periods of time as compared to higher-rated securities of similar maturities. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

High-Yielding Dividend Stock Risk — High-yielding dividend stocks are often speculative, high risk investments. Companies offering high-yielding dividend stocks may be paying out more earnings than they can support and may reduce their dividends or stop paying dividends at any time, which could have a material adverse impact on the stock price of these companies and materially impact the Fund’s performance.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. The historically low interest rate environment, together with recent modest rate increases, heightens the risks associated with rising interest rates. A rising interest rate environment may adversely impact the liquidity of fixed-income securities and lead to increased volatility of fixed-income markets. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

U.S. Government Securities Risk — A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Changes in the financial condition or credit rating of the U.S government may cause the value of U.S. Treasury obligations to decline.

MLP Risk — Investments in common units of MLPs involve risks that differ from investments in common stock. Holders of MLP common units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) risk related to limited control of management or the general partner or managing member, (iii) limited rights to vote on matters affecting the MLP, except with respect to extraordinary transactions, (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities, and (v) cash flow risks. MLP common units can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs also can be affected by unique fundamentals, including cash flow growth, cash generating power and distribution coverage.

The Fund currently qualifies as, and intends to continue to qualify as, a registered investment company under Subchapter M of the Internal Revenue Code of 1985, as amended (the “IRC”) and as such, may not invest more than 25% of its net assets in the securities of MLPs. If the Fund exceeds this limitation, it may no longer qualify under the IRC as a registered investment company and may be subject to taxation as a corporation instead of a registered investment company.

Convertible Bond Risk — Convertible bonds are fixed income securities that normally pay interest and are convertible into or exercisable for common stock of the issuer (or cash or securities of equivalent value) at either a stated price or a stated rate (the “conversion price”). To the extent the market price of the underlying stock approaches, or is greater than the conversion price, the convertible bond’s market value tends to correlate with the market price of the underlying stock and will be subject to the market risk. To the extent the market price of the underlying stock declines below the conversion price, the value of the convertible bond tends to be influenced by the yield of the convertible bond. Convertible bonds are subject to risks associated with debt securities, such as interest rate risk and credit risk.

Small- and/or Mid-Capitalization Company Risk — Small- and mid-capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources and often have limited product lines, services, markets, financial resources or are dependent on a small management group. Because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund resulting in more volatile performance. These companies may face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Energy Sector Risk — If the Fund invests in MLPs, it will primarily invest in MLPs operating in the energy sector (“Energy MLPs”). These MLPs are subject to risks specific to the energy sector including, but not limited to the following:

•	The energy sector is highly regulated. Energy MLPs are subject to significant regulation of virtually every aspect of their operations by federal, state and local governmental agencies, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide.
•	Energy MLPs may be affected by fluctuations in the prices of energy commodities, including natural gas, natural gas liquids, crude oil and coal.
•	Energy MLPs engaged in the exploration, development, management or production of energy commodities are at risk of the natural resources depleting over time, which may cause the market value of the MLP to decline over time.
•	Energy MLPs may be adversely affected by reductions in the supply of or demand for energy commodities.
•	Energy MLPs may be subject to various operational risks, such as disruption of operations, inability to timely and effectively integrate newly acquired assets, unanticipated operation and maintenance expenses, underestimated cost projections, and other risks arising from specific business strategies.
•	Rising interest rates could adversely impact the financial performance of MLPs by increasing their costs of capital, which may reduce an MLP’s ability to execute acquisitions or expansions in a cost-effective manner.

•	Extreme weather or other natural disasters could adversely impact the value of the debt and equity securities of Energy MLPs.
•	Threats of or actual attacks by terrorists on energy assets could impact the market for Energy MLPs.
•	If a significant accident or event occurs and an MLP is not fully insured, it could adversely affect the MLP’s operations and financial condition and the securities issued by the MLP.

Financials Sector Risk —Performance of companies in the financials sector may be materially impacted by many factors, including but not limited to, government regulations, economic conditions, credit rating downgrades, changes in interest rates and decreased liquidity in credit markets. Profitability of these companies is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. These companies are also subject to substantial government regulation and intervention, which may adversely impact the scope of their activities, the prices they can charge, the amount of capital they must maintain, and potentially, their size. Government regulation may change frequently and may have significant adverse consequences for financial companies, including effects that are not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries on any individual financial company or of the financials sector as a whole cannot be predicted. The financials sector is also a target for cyber attacks and may experience technology malfunctions and disruptions.

Emerging Markets Risk — Investing in, and/or having exposure to, emerging markets instruments involves greater risks than investing in issuers located or operating in more developed markets. This is due to various factors, including, the potential for greater market volatility, lower trading volume, higher levels of inflation, political and economic instability, greater risk of market shutdown and more government limitations on foreign investments in emerging market countries than typically found in more developed markets. Emerging market countries may include economies that concentrate in only a few industries, security issues that are held by only a few investors, limited trading capacity in local exchanges and the possibility that markets or issuances or securities offerings may be manipulated by foreign nationals who have inside information. Additionally, emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risks associated with custody of securities than developed markets. Emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging markets countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Settlement procedures in emerging market countries are frequently less developed and reliable than those in other developed countries. In addition, significant delays may occur in certain markets in registering the transfer of securities.

Economic, business, political, or social instability may adversely affect the value of emerging market securities more than securities of developed markets. Additionally, any of these developments may result in a decline in the value of a country’s currency. Emerging markets may develop unevenly and may never fully develop.

Return of Capital Risk — A portion of the Fund’s distributions are expected to be treated as a return of capital for tax purposes. Return of capital distributions are not taxable income to a shareholder, but reduce a shareholder’s basis in their Shares. Such a reduction in tax basis will generally result in larger taxable gains and/or lower tax losses on a subsequent sale of Shares. A distribution in excess of a shareholder’s basis will be taxable in the same manner as a sale of a shareholder’s Shares. Shareholders who periodically receive the payments of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not.

Depositary Receipt Risk — To the extent the Fund invests in foreign companies, the Fund’s investment may be in the form of depositary receipts or other securities convertible into securities of foreign issuers including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). Such investments continue to be subject to most of the risks associated with investing directly in foreign securities, including political and exchange rate risks.

Foreign Securities Risk — Investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Municipal Securities Risk — Municipal issuers are subject to unique factors affecting their ability to pay debt obligations, including the risk that litigation, legislation or other political events, local business and economic conditions, or bankruptcy could have a significant impact on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Moreover, an adverse interpretation of the tax status of municipal securities may make such securities decline in value. Because many municipal securities are issued to finance certain projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market.

Options Risk — The Fund may not achieve its intended results with its use of options. There is no assurance that a liquid market will exist when the Fund seeks to close out an option position. The hours of trading for options may not conform to the hours during which the underlying assets are traded. To the extent the options markets close before the markets for the underlying assets, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. Additionally, the value of options can be affected by changes in the value and dividend rates of the underlying assets, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the remaining time to an option’s expiration. Additionally, the exercise price of an option may be adjusted before the option’s expiration as a result of the occurrence of events affecting the underlying asset. A reduction in the exercise price of an option could reduce the Fund’s capital appreciation potential on the underlying asset.

Liquidity Risk — Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Illiquid securities also may be difficult to value. The Fund may be forced to sell a security at a loss, thus materially affecting Fund performance.

Early Close/Trading Halt Risk — An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.

Market Risk — Market risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market, which may affect the Fund’s value. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.

Historically, market cycles have included long term positive and negative periods. Since approximately 2008, the market has largely moved upward and accordingly, the market may be poised for a correction or downturn, which may adversely impact the Fund.

Money Market Instrument Risk — The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Valuation Time Risk — The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (generally 4:00 PM Eastern Time). In some cases, foreign markets may close before the New York Stock Exchange opens or may not be open for business on the same calendar days as the Fund. As a result, the Fund may have to price holdings at a fair value determined by the Adviser, under the oversight of the Board of Trustees.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year. The bar chart shows changes in the Fund’s performance from calendar year to calendar year for the Fund’s Investor Class Shares. The table shows how the Fund’s average annual returns for the one-year, five-year, and since inception periods compare with those of one or more broad-based market indexes for the same periods. The Bloomberg Barclays Intermediate US Government/Credit Bond Index is added to the table because the Adviser believes that this index better reflects the Fund's investments. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.direxion.com/mutual-funds?producttab=performance or by calling the Fund toll-free at (800) 851-0511.

The performance and average annual total returns shown below are those of the Fund’s Investor Class Shares. However, during the calendar year ended December 31, 2017, the Investor Class Shares were Class A Shares. Effective at the close of business on June 30, 2018, the Fund’s Class A Shares converted to Investor Class Shares.

Performance information shown for periods prior to the close of business on December 5, 2014 is that of the Hilton Yield Plus Fund, a series of Managed Portfolio Series, which reorganized into the Fund on that date. Performance information from December 5, 2014 to June 1, 2015 reflects the performance of the Fund’s Investor Class Shares. Effective June 1, 2015, the Investor Class Shares converted to Class A Shares, and the performance information from June 1, 2015 to December 31, 2017 reflects the performance of the Fund’s Class A Shares. The average annual total returns table below reflects the sales charge attributable to the Class A Shares during the applicable period.

The returns for the Fund’s Institutional Class Shares would be different than the figures shown because each class of shares has different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 851-0511
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.direxion.com/mutual-funds?producttab=performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Hilton Tactical Income Fund – Investor Class Shares Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 5.22% for the quarter ended June 30, 2014 and its lowest calendar quarter return was -5.26% for the quarter ended December 31, 2018. The year-to-date return as of September 30, 2019 was 13.20%.

Bar Chart, Reason Selected Class Different from Immediately Preceding Period [Text]	rr_BarChartReasonSelectedClassDifferentFromImmediatelyPrecedingPeriod	The performance and average annual total returns shown below are those of the Fund’s Investor Class Shares. However, during the calendar year ended December 31, 2017, the Investor Class Shares were Class A Shares. Effective at the close of business on June 30, 2018, the Fund’s Class A Shares converted to Investor Class Shares.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.26%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class. After-tax returns for the Institutional Class will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In addition, the "Return After Taxes on Distributions and Sale of Fund Shares" is higher for the one-year period because the calculation recognizes a capital loss upon the redemption of Fund shares and assumes the investor received the benefit of a tax deduction.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Investor Class. After-tax returns for the Institutional Class will vary. In addition, the "Return After Taxes on Distributions and Sale of Fund Shares" is higher for the one-year period because the calculation recognizes a capital loss upon the redemption of Fund shares and assumes the investor received the benefit of a tax deduction.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2018)
Hilton Tactical Income Fund | Bloomberg Barclays Intermediate US Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2013
Hilton Tactical Income Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2013
Hilton Tactical Income Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.38%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2013
Hilton Tactical Income Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Expense Cap/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	rr_NetExpensesOverAssets	1.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 165
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	570
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,000
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,199
Annual Return 2014	rr_AnnualReturn2014	4.64%
Annual Return 2015	rr_AnnualReturn2015	(0.42%)
Annual Return 2016	rr_AnnualReturn2016	9.87%
Annual Return 2017	rr_AnnualReturn2017	8.32%
Annual Return 2018	rr_AnnualReturn2018	(2.96%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.96%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.77%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2013
Hilton Tactical Income Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.99%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.47%
Hilton Tactical Income Fund | Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.26%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.22%
Hilton Tactical Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Cap/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	rr_NetExpensesOverAssets	1.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 139
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	871
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,931
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.78%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2013

[1]	"Acquired Fund Fees and Expenses" include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including investments in money market funds. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund's financial statements and the information presented in the table will differ from that presented in the Fund's financial highlights included in the Fund's reports to shareholders.
[2]	Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses) through September 1, 2021, to the extent that the Fund's Total Annual Fund Operating Expenses exceed 1.23% for Investor Class Shares and 0.98% for Institutional Class Shares of average daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). Any expense waiver or reimbursement is subject to recoupment by the Adviser within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.